UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2010

*	This Form N-CSR pertains to the following series of the Registrant: MFS Inflation-Adjusted Bond Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Inflation-Adjusted Bond Fund

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK GUARANTEE

4/30/10

IAB-SEM

LETTER FROM THE CEO

Dear Shareholders:

After having suffered their biggest declines since the Great Depression, most global markets experienced an impressive resurgence during the latter months of 2009 and the first quarter of 2010. The global economy was able to reap the benefits of two major trends. The first of these was the massive efforts of governments and central banks to increase liquidity in the financial system as they sought to prevent the credit crisis from further affecting the banking system. The second was the move by companies around the world to cut costs and operations to prepare for rapidly changing market conditions. We believe that these moves not only shortened the length of the downturn but also set the stage for recovery.

Even with the significant market gains of 2009 and the early part of 2010, the recovery is unrolling at a moderate pace, with rebounds in the manufacturing sector and corporate America leading the way. Central bankers are proceeding with caution and have held benchmark interest rates unchanged as they debate the best way to withdraw stimulus measures without disrupting the fragile growth process.

While hurdles remain, we believe that the global economy is on the road to recovery. As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is at times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with advisors to identify and research investment opportunities. At MFS®, we take particular pride in how well mutual funds can help investors by providing the diversification that is important in any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

June 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
U.S. Treasury Securities	94.8%

Composition including fixed income credit quality (a)(i)
AAA	94.8%
Other	5.2%

Portfolio facts (i)
Average Duration (d)	4.6
Average Effective Maturity (m)	9.3 yrs.

(a)	Included in the rating categories are: (1) debt securities and fixed income structured products which have long-term public ratings; (2) U.S. Government Securities (all of which are given AAA ratings); and (3) credit default swaps, if applicable, for which the underlying security has a long term public rating. U.S. Government Securities consist of U.S. Treasury securities, and certain securities issued by certain U.S. government agencies or U.S. government-sponsored entities. All rated securities are assigned a rating in accordance with the following ratings hierarchy: If a security is rated by Moody’s, then that rating is used; if not rated by Moody’s, then a Standard & Poor’s rating is used; if not rated by S&P, then a Fitch rating is used. Any equity securities are listed separately. The “Other” category includes cash, other assets, liabilities (including any derivative offsets), short-term and unrated debt securities. Ratings from Moody’s (e.g., Aaa) are shown in the S&P and Fitch scale (e.g. AAA). All ratings are subject to change.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if applicable. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 4/30/10, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MARKET ENVIRONMENT

After having suffered through one of the largest and most concentrated downturns since the 1930s, most asset markets staged a remarkable rebound during 2009 and early 2010. This recovery in global activity, which covers this reporting period, has been led importantly by emerging Asian economies, but broadening to include most of the global economy to varying degrees. Primary drivers of the recovery included an unwinding of the inventory destocking that took place earlier, the production of manufacturing and capital goods, as well as massive fiscal and monetary stimulus.

During the worst of the credit crisis, policy makers globally loosened monetary and fiscal policy on a massive scale. Having reached their lower bound on policy rates prior to the beginning of the reporting period, several central banks were implementing quantitative easing as a means to further loosen monetary policy to offset the continuing fall in global economic activity. However, by the beginning of the period, there were ever-broadening signs that the global macroeconomic deterioration had passed, which caused the subsequent rise in asset valuations. As most asset prices rebounded during the period and the demand for liquidity waned, the debate concerning the existence of asset bubbles and the need for monetary exit strategies had begun, creating added uncertainty regarding the forward path of policy rates. Nonetheless, risky-asset valuation generally hit secular highs by the end of the period.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2009 through April 30, 2010

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2009 through April 30, 2010.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/09	Ending Account Value 4/30/10	Expenses Paid During Period (p) 11/01/09-4/30/10
A	Actual	0.70%	$1,000.00	$1,030.81	$3.52
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51
B	Actual	1.47%	$1,000.00	$1,025.84	$7.38
	Hypothetical (h)	1.47%	$1,000.00	$1,017.50	$7.35
C	Actual	1.55%	$1,000.00	$1,025.43	$7.78
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
I	Actual	0.55%	$1,000.00	$1,030.56	$2.77
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
R1	Actual	1.55%	$1,000.00	$1,025.45	$7.78
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R2	Actual	1.05%	$1,000.00	$1,028.00	$5.28
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R3	Actual	0.80%	$1,000.00	$1,030.30	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R4	Actual	0.56%	$1,000.00	$1,030.57	$2.82
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.80%, 1.57%, 1.65%, 0.65%, 1.65%, 1.15%, 0.90%, 0.66% for Classes A, B, C, I, R1, R2, R3, and R4, respectively; the actual expenses paid during the period would have been approximately $4.03, $7.88, $8.28, $3.27, $8.28, $5.78, $4.53, and $3.32 for Classes A, B, C, I, R1, R2, R3, and R4, respectively; and the hypothetical expenses paid during the period would have been approximately $4.01, $7.85, $8.25, $3.26, $8.25, $5.76, $4.51, and $3.31 for Classes A, B, C, I, R1, R2, R3, and R4, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

4/30/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 94.3%
Issuer	Shares/Par	Value ($)
U.S. Treasury Inflation Protected Securities - 94.3%
U.S. Treasury Bonds, 2.5%, 2016	$14,466,756	$16,082,967
U.S. Treasury Bonds, 1.625%, 2018	17,177,475	17,970,594
U.S. Treasury Bonds, 2.375%, 2025	24,008,022	26,136,862
U.S. Treasury Bonds, 2%, 2026	16,402,127	17,023,620
U.S. Treasury Bonds, 2.375%, 2027	16,177,202	17,599,032
U.S. Treasury Bonds, 1.75%, 2028	14,512,736	14,406,155
U.S. Treasury Bonds, 3.625%, 2028	14,906,700	18,962,947
U.S. Treasury Bonds, 2.5%, 2029	15,565,759	17,253,678
U.S. Treasury Bonds, 3.875%, 2029	18,068,605	23,947,966
U.S. Treasury Bonds, 3.375%, 2032	4,298,107	5,485,459
U.S. Treasury Bonds, 2.125%, 2040	6,111,584	6,489,260
U.S. Treasury Notes, 2.375%, 2011	5,168,574	5,328,480
U.S. Treasury Notes, 3.375%, 2012	8,160,897	8,748,734
U.S. Treasury Notes, 2%, 2012	11,537,544	12,131,543
U.S. Treasury Notes, 3%, 2012	22,427,508	24,281,276
U.S. Treasury Notes, 0.625%, 2013	9,872,363	10,137,682
U.S. Treasury Notes, 1.875%, 2013	18,853,349	20,090,600
U.S. Treasury Notes, 2%, 2014	22,879,740	24,504,568
U.S. Treasury Notes, 1.25%, 2014	10,342,443	10,793,312
U.S. Treasury Notes, 2%, 2014	20,301,121	21,828,456
U.S. Treasury Notes, 1.625%, 2015	20,143,131	21,265,164
U.S. Treasury Notes, 1.875%, 2015	15,381,342	16,478,462
U.S. Treasury Notes, 2%, 2016	15,559,956	16,773,150
U.S. Treasury Notes, 2.375%, 2017	14,495,839	15,949,946
U.S. Treasury Notes, 2.625%, 2017	18,019,085	20,210,945
U.S. Treasury Notes, 1.375%, 2018	11,230,988	11,524,050
U.S. Treasury Notes, 2.125%, 2019	9,465,678	10,228,848
U.S. Treasury Notes, 1.875%, 2019	10,674,480	11,295,766
U.S. Treasury Notes, 1.375%, 2020	8,158,752	8,230,777
Total Bonds (Identified Cost, $430,703,901)		$451,160,299

Money Market Funds (v) - 5.2%
MFS Institutional Money Market Portfolio, 0.19%, at Cost and Net Asset Value	24,835,216	$24,835,216
Total Investments (Identified Cost, $455,539,117)		$475,995,515

Other Assets, Less Liabilities - 0.5%		2,289,825
Net Assets - 100.0%		$478,285,340

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/10 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $430,703,901)	$451,160,299
Underlying funds, at cost and value	24,835,216
Total investments, at value (identified cost, $455,539,117)	$475,995,515
Receivables for
Fund shares sold	485,756
Interest	2,203,124
Receivable from investment adviser	35,757
Other assets	4,307
Total assets	$478,724,459
Liabilities
Payables for
Distributions	$41,063
Fund shares reacquired	306,043
Payable to affiliates
Investment adviser	13,001
Shareholder servicing costs	38,604
Distribution and service fees	4,765
Administrative services fee	408
Payable for independent Trustees’ compensation	423
Accrued expenses and other liabilities	34,812
Total liabilities	$439,119
Net assets	$478,285,340
Net assets consist of
Paid-in capital	$461,433,677
Unrealized appreciation (depreciation) on investments	20,456,398
Accumulated net realized gain (loss) on investments and foreign currency transactions	(2,105,048)
Accumulated distributions in excess of net investment income	(1,499,687)
Net assets	$478,285,340
Shares of beneficial interest outstanding	46,920,529

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$76,601,287	7,519,162	$10.19
Class B	17,230,242	1,690,734	10.19
Class C	32,913,078	3,226,133	10.20
Class I	343,855,055	33,730,208	10.19
Class R1	851,877	83,648	10.18
Class R2	4,515,959	443,097	10.19
Class R3	2,016,745	197,983	10.19
Class R4	301,097	29,564	10.18

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.70 [100 / 95.25 x $10.19]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, and R4.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/10 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$5,141,878
Dividends from underlying funds	7,301
Total investment income	$5,149,179
Expenses
Management fee	$1,077,626
Distribution and service fees	339,275
Shareholder servicing costs	404,412
Administrative services fee	35,987
Independent Trustees’ compensation	4,527
Custodian fee	55,806
Shareholder communications	12,516
Auditing fees	16,084
Legal fees	3,642
Miscellaneous	67,338
Total expenses	$2,017,213
Fees paid indirectly	(1)
Reduction of expenses by investment adviser and distributor	(520,628)
Net expenses	$1,496,584
Net investment income	$3,652,595
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$1,492,847
Futures contracts	(375,575)
Net realized gain (loss) on investments	$1,117,272
Change in unrealized appreciation (depreciation)
Investments	$8,672,616
Net realized and unrealized gain (loss) on investments	$9,789,888
Change in net assets from operations	$13,442,483

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/10 (unaudited)	Year ended 10/31/09
From operations
Net investment income	$3,652,595	$6,931,961
Net realized gain (loss) on investments	1,117,272	(679,343)
Net unrealized gain (loss) on investments	8,672,616	24,925,731
Change in net assets from operations	$13,442,483	$31,178,349
Distributions declared to shareholders
From net investment income	$(7,969,263)	$(6,371,809)
Change in net assets from fund share transactions	$66,911,012	$292,591,897
Total change in net assets	$72,384,232	$317,398,437
Net assets
At beginning of period	405,901,108	88,502,671
At end of period (including accumulated distributions in excess of net investment income of $1,499,687 and undistributed net investment income of $2,816,981)	$478,285,340	$405,901,108

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class A			2009		2008	2007	2006		2005

Net asset value, beginning of period	$10.07		$9.00		$9.97	$9.69	$9.92		$10.24
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.02	(g)	$0.58	$0.36	$0.48		$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		1.32	(g)	(0.99)	0.19	(0.24)		(0.27)
Total from investment operations	$0.31		$1.34		$(0.41)	$0.55	$0.24		$0.19
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.27)		$(0.56)	$(0.27)	$(0.47)		$(0.51)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.19)		$(0.27)		$(0.56)	$(0.27)	$(0.47)		$(0.51)
Net asset value, end of period	$10.19		$10.07		$9.00	$9.97	$9.69		$9.92
Total return (%) (r)(s)(t)	3.08	(n)	15.11		(4.68)	5.72	2.49		1.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.18		1.37	2.27	2.29		3.22
Expenses after expense reductions (f)	0.70	(a)	0.65		0.65	0.65	0.65		0.64
Net investment income	1.68	(a)	0.17		5.65	3.71	4.89		4.64
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$76,601		$65,259		$44,922	$8,565	$7,698		$8,831

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class B			2009		2008	2007	2006		2005

Net asset value, beginning of period	$10.08		$9.00		$9.97	$9.69	$9.92		$10.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.09	)(g)	$0.51	$0.27	$0.40		$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.37	(g)	(1.00)	0.19	(0.25)		(0.26)
Total from investment operations	$0.26		$1.28		$(0.49)	$0.46	$0.15		$0.11
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.20)		$(0.48)	$(0.18)	$(0.38)		$(0.42)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.15)		$(0.20)		$(0.48)	$(0.18)	$(0.38)		$(0.42)
Net asset value, end of period	$10.19		$10.08		$9.00	$9.97	$9.69		$9.92
Total return (%) (r)(s)(t)	2.58	(n)	14.34		(5.42)	4.85	1.63		1.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.73	(a)	1.83		1.96	2.90	2.88		3.87
Expenses after expense reductions (f)	1.47	(a)	1.43		1.43	1.47	1.50		1.49
Net investment income (loss)	0.90	(a)	(0.90)		4.94	2.82	4.16		3.69
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$17,230		$16,251		$16,548	$3,708	$4,437		$4,818

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class C			2009		2008	2007	2006		2005

Net asset value, beginning of period	$10.09		$9.02		$9.98	$9.70	$9.94		$10.24
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.02	)(g)	$0.51	$0.26	$0.40		$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.28	(g)	(1.00)	0.20	(0.26)		(0.26)
Total from investment operations	$0.25		$1.26		$(0.49)	$0.46	$0.14		$0.12
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.19)		$(0.47)	$(0.18)	$(0.38)		$(0.42)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.14)		$(0.19)		$(0.47)	$(0.18)	$(0.38)		$(0.42)
Net asset value, end of period	$10.20		$10.09		$9.02	$9.98	$9.70		$9.94
Total return (%) (r)(s)(t)	2.54	(n)	14.11		(5.37)	4.83	1.53		1.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.90		2.00	2.93	2.90		3.87
Expenses after expense reductions (f)	1.55	(a)	1.50		1.50	1.50	1.50		1.49
Net investment income (loss)	0.83	(a)	(0.22)		4.96	2.73	4.11		3.74
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$32,913		$27,364		$15,534	$2,263	$2,294		$2,548

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class I			2009		2008	2007	2006		2005

Net asset value, beginning of period	$10.08		$9.00		$9.97	$9.69	$9.92		$10.24
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.43	(g)	$0.58	$0.41	$0.51		$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		0.94	(g)	(0.98)	0.15	(0.26)		(0.22)
Total from investment operations	$0.30		$1.37		$(0.40)	$0.56	$0.25		$0.21
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.29)		$(0.57)	$(0.28)	$(0.48)		$(0.53)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.19)		$(0.29)		$(0.57)	$(0.28)	$(0.48)		$(0.53)
Net asset value, end of period	$10.19		$10.08		$9.00	$9.97	$9.69		$9.92
Total return (%) (r)(s)	3.06	(n)	15.40		(4.53)	5.88	2.65		2.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.86		1.06	1.89	1.87		2.88
Expenses after expense reductions (f)	0.55	(a)	0.50		0.50	0.50	0.50		0.50
Net investment income	1.83	(a)	4.46		5.69	4.22	5.26		4.23
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$343,855		$290,284		$7,044	$3,846	$1,932		$1,339

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R1			2009		2008	2007	2006		2005 (i)

Net asset value, beginning of period	$10.07		$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.12	)(g)	$0.46	$0.33	$0.43		$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.38	(g)	(0.96)	0.11	(0.29)		(0.19)
Total from investment operations	$0.25		$1.26		$(0.50)	$0.44	$0.14		$0.05
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.19)		$(0.46)	$(0.17)	$(0.37)		$(0.23)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.14)		$(0.19)		$(0.46)	$(0.17)	$(0.37)		$(0.23)
Net asset value, end of period	$10.18		$10.07		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	2.54	(n)	14.14		(5.42)	4.63	1.53		0.47	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.78	(a)	1.91		2.13	3.07	2.96		4.08	(a)
Expenses after expense reductions (f)	1.55	(a)	1.51		1.53	1.60	1.60		1.69	(a)
Net investment income (loss)	0.83	(a)	(1.28)		4.47	3.34	4.44		3.97	(a)
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$852		$747		$813	$324	$233		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R2			2009		2008	2007	2006		2005

Net asset value, beginning of period	$10.08		$9.01		$9.97	$9.69	$9.93		$10.24
Income (loss) from investment operations
Net investment income (d)	$0.07		$(0.00	)(g)(w)	$0.56	$0.34	$0.46		$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.31	(g)	(1.00)	0.16	(0.28)		(0.15	)(g)
Total from investment operations	$0.28		$1.31		$(0.44)	$0.50	$0.18		$0.14
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.24)		$(0.52)	$(0.22)	$(0.42)		$(0.45)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.17)		$(0.24)		$(0.52)	$(0.22)	$(0.42)		$(0.45)
Net asset value, end of period	$10.19		$10.08		$9.01	$9.97	$9.69		$9.93
Total return (%) (r)(s)	2.80	(n)	14.70		(4.93)	5.20	1.88		1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.40		1.54	2.59	2.66		3.59
Expenses after expense reductions (f)	1.05	(a)	1.00		1.01	1.15	1.15		1.21
Net investment income (loss)	1.33	(a)	(0.02)		5.49	3.50	4.73		3.77
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$4,516		$3,936		$2,565	$725	$372		$255

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R3			2009		2008	2007	2006		2005 (i)

Net asset value, beginning of period	$10.07		$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.02	(g)	$0.54	$0.38	$0.50		$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.22		1.31	(g)	(0.96)	0.13	(0.29)		(0.18)
Total from investment operations	$0.30		$1.33		$(0.42)	$0.51	$0.21		$0.10
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.26)		$(0.54)	$(0.24)	$(0.44)		$(0.28)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.18)		$(0.26)		$(0.54)	$(0.24)	$(0.44)		$(0.28)
Net asset value, end of period	$10.19		$10.07		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	3.03	(n)	15.00		(4.70)	5.36	2.24		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.15		1.33	2.33	2.28		3.28	(a)
Expenses after expense reductions (f)	0.80	(a)	0.75		0.76	0.90	0.90		0.90	(a)
Net investment income	1.56	(a)	0.18		5.27	3.94	5.16		4.76	(a)
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$2,017		$1,833		$982	$392	$236		$50

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/10 (unaudited)		Years ended 10/31
Class R4			2009		2008	2007	2006		2005 (i)

Net asset value, beginning of period	$10.07		$9.00		$9.96	$9.69	$9.92		$10.10
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.07	(g)	$0.62	$0.38	$0.49		$0.30
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		1.29	(g)	(1.01)	0.16	(0.25)		(0.19)
Total from investment operations	$0.30		$1.36		$(0.39)	$0.54	$0.24		$0.11
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.29)		$(0.57)	$(0.27)	$(0.47)		$(0.29)
From net realized gain on investments	—		—		—	—	(0.00	)(w)	—
Total distributions declared to shareholders	$(0.19)		$(0.29)		$(0.57)	$(0.27)	$(0.47)		$(0.29)
Net asset value, end of period	$10.18		$10.07		$9.00	$9.96	$9.69		$9.92
Total return (%) (r)(s)	3.06	(n)	15.28		(4.45)	5.67	2.54		1.10	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.90		1.05	2.03	1.99		2.98	(a)
Expenses after expense reductions (f)	0.56	(a)	0.50		0.51	0.60	0.60		0.60	(a)
Net investment income	1.82	(a)	0.76		6.09	3.98	5.08		5.06	(a)
Portfolio turnover	7		14		67	97	231		203
Net assets at end of period (000 omitted)	$301		$227		$96	$55	$52		$51

Any redemption fees charged by the fund during the 2005 fiscal year resulted in a per share impact of less than $0.01.

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net investment income and/or net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amounts of realized and unrealized gains and losses and/or inflation/deflation adjustments at such time.
(i)	For the period from the class’ inception, April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation

Notes to Financial Statements (unaudited) – continued

policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a

Notes to Financial Statements (unaudited) – continued

summary of the levels used as of April 30, 2010 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$451,160,299	$—	$451,160,299
Mutual Funds	24,835,216	—	—	24,835,216
Total Investments	$24,835,216	$451,160,299	$—	$475,995,515

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. At April 30, 2010, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2010 as reported in the Statement of Operations:

Futures Contracts
Interest Rate Contracts	$(375,575)

Notes to Financial Statements (unaudited) – continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are

Notes to Financial Statements (unaudited) – continued

recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by

Notes to Financial Statements (unaudited) – continued

the fund. This amount, for the six months ended April 30, 2010, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and U.S. Treasury Income Protection Securities deflationary income adjustments.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/09
Ordinary income (including any short-term capital gains)	$6,371,809

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/10
Cost of investments	$458,425,259
Gross appreciation	$17,761,843
Gross depreciation	(191,587)
Net unrealized appreciation (depreciation)	$17,570,256

As of 10/30/09
Undistributed ordinary income	3,616,371
Capital loss carryforwards	(1,410,028)
Other temporary differences	(799,390)
Net unrealized appreciation (depreciation)	9,971,490

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of October 31, 2009, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

10/31/14	$(317,872)
10/31/15	(265,457)
10/31/17	(826,699)
Total	$(1,410,028)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/10	Year ended 10/31/09
Class A	$1,315,586	$1,461,175
Class B	248,643	333,430
Class C	436,630	386,335
Class I	5,851,546	4,080,663
Class R1	10,697	14,682
Class R2	69,203	63,538
Class R3	31,630	28,274
Class R4	5,328	3,712
Total	$7,969,263	$6,371,809

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

The investment adviser had agreed in writing to reduce its management fee to 0.35% of the fund’s average daily net assets. This agreement terminated on February 28, 2010. For the period November 1, 2009 through February 28, 2010, this management fee reduction amounted to $208,996, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and services fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, this reduction amounted to $272,764 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $40,752 for the six months ended April 30, 2010, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$88,862
Class B	0.75%	0.25%	1.00%	0.92%	80,561
Class C	0.75%	0.25%	1.00%	1.00%	153,515
Class R1	0.75%	0.25%	1.00%	1.00%	3,783
Class R2	0.25%	0.25%	0.50%	0.50%	10,394
Class R3	—	0.25%	0.25%	0.25%	2,160
Total Distribution and Service Fees					$339,275

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2010 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the six months ended April 30, 2010, this waiver amounted to $35,545 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Effective March 1, 2010 for all other assets attributable to Class B shares, 0.10% of the Class B service fee is currently being waived under a waiver agreement. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2011. For the period March 1, 2010 through April 30, 2010, this waiver amounted to 2,366 and is reflected as as reduction of total expenses in the Statement of Operations. Prior to March 1, 2010 assets attributable to Class B shares sold after March 1, 2006 were subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee for these shares was not in effect.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2010, were as follows:

Amount
Class A	$20
Class B	19,944
Class C	3,916

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2010, the fee was

Notes to Financial Statements (unaudited) – continued

$115,020, which equated to 0.0533% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2010, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $49,251.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended April 30, 2010, these costs for the fund amounted to $240,141 and are reflected in the shareholder servicing costs on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2010 was equivalent to an annual effective rate of 0.0167% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2010, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,455 and are

Notes to Financial Statements (unaudited) – continued

included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $957, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund may invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$73,950,256	$28,439,569

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares sold
Class A	2,329,815	$23,491,387	4,450,029	$42,921,600
Class B	467,530	4,713,005	843,248	8,123,343
Class C	951,948	9,620,731	1,674,977	16,178,946
Class I	4,841,463	48,616,048	28,687,040	275,096,234
Class R1	26,873	270,230	45,748	442,586
Class R2	125,594	1,263,589	336,896	3,275,257
Class R3	64,207	646,897	157,202	1,536,024
Class R4	8,297	83,610	11,952	116,376
	8,815,727	$88,705,497	36,207,092	$347,690,366

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/10		Year ended 10/31/09
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	106,195	$1,069,084	121,816	$1,168,607
Class B	18,593	187,019	25,803	245,974
Class C	33,650	338,780	31,955	306,386
Class I	580,064	5,844,165	416,114	4,078,411
Class R1	1,056	10,616	1,524	14,479
Class R2	6,199	62,392	6,132	58,710
Class R3	3,140	31,618	2,919	28,012
Class R4	529	5,328	385	3,712
	749,426	$7,549,002	606,648	$5,904,291
Shares reacquired
Class A	(1,395,008)	$(14,028,198)	(3,083,595)	$(29,463,574)
Class B	(408,087)	(4,106,466)	(1,094,180)	(10,465,186)
Class C	(472,022)	(4,748,554)	(717,504)	(6,863,607)
Class I	(487,838)	(4,938,210)	(1,089,187)	(10,486,842)
Class R1	(18,494)	(186,728)	(63,438)	(607,229)
Class R2	(79,245)	(798,495)	(237,274)	(2,274,779)
Class R3	(51,325)	(518,422)	(87,215)	(837,351)
Class R4	(1,819)	(18,414)	(439)	(4,192)
	(2,913,838)	$(29,343,487)	(6,372,832)	$(61,002,760)
Net change
Class A	1,041,002	$10,532,273	1,488,250	$14,626,633
Class B	78,036	793,558	(225,129)	(2,095,869)
Class C	513,576	5,210,957	989,428	9,621,725
Class I	4,933,689	49,522,003	28,013,967	268,687,803
Class R1	9,435	94,118	(16,166)	(150,164)
Class R2	52,548	527,486	105,754	1,059,188
Class R3	16,022	160,093	72,906	726,685
Class R4	7,007	70,524	11,898	115,896
	6,651,315	$66,911,012	30,440,908	$292,591,897

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, MFS Moderate Allocation Fund, MFS Conservative Allocation Fund, MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, and MFS Lifetime 2020 Fund were the owners of record of approximately 24%, 22%, 20%, 1%, 1%, and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, and MFS Lifetime 2040 were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2010, the fund’s commitment fee and interest expense were $3,053 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	8,647,508	63,510,923	(47,323,215)	24,835,216

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,301	$24,835,216

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust IX, which was held on January 28, 2010, the following actions were taken:

Item 1. To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Robert E. Butler	4,062,401,289.196	73,221,190.484
Lawrence H. Cohn, M.D.	4,057,332,134.875	78,290,344.805
Maureen R. Goldfarb	4,075,685,101.274	59,937,378.406
David H. Gunning	4,069,345,498.404	66,276,981.275
William R. Gutow	4,061,317,289.863	74,305,189.817
Michael Hegarty	4,072,922,043.937	62,700,435.743
John P. Kavanaugh	4,078,112,235.900	57,510,243.780
Robert J. Manning	4,078,222,180.494	57,400,299.186
Robert C. Pozen	4,069,259,484.214	66,362,995.465
J. Dale Sherratt	4,060,964,007.363	74,658,472.317
Laurie J. Thomsen	4,075,707,109.115	59,915,370.565
Robert W. Uek	4,066,977,372.223	68,645,107.456

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA 02205-5824
1-800-637-8255
24 hours a day	Overnight mail
MFS Service Center, Inc.
Account service and	c/o Boston Financial Data Services
literature	30 Dan Road
Shareholders	Canton, MA 02021-2809
1-800-225-2606

Investment professionals
1-800-343-2829

Retirement plan services
1-800-637-1255

Save paper with eDelivery. MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter. To sign up: 1. go to mfs.com. 2. log in via MFS® Access. 3. select eDelivery. If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: June 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: June 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2010

*	Print name and title of each signing officer under his or her signature.